HARTFORD LEADERS SOLUTION
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

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This Prospectus describes information you should know before you purchase Hartford Leaders Solution variable annuity. Please read it carefully.

Hartford Leaders Solution variable annuity is a Contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one payment to us and we agree to make a series of annuity payments to you at a later date. This annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add premium payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make annuity payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying funds.
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At purchase, you allocate your premium payment, which is any purchase payment less any Premium Taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment goals and risk tolerance. The Sub-Accounts and the funds are listed below:

- MERRILL LYNCH GLOBAL GROWTH FOCUS FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Global Growth Focus Fund of Merrill Lynch Variable Series Funds, Inc.

- MERCURY V.I. U.S. LARGE CAP FUND SUB-ACCOUNT which purchases Class A shares of Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc.

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT (FORMERLY FRANKLIN STRATEGIC INCOME INVESTMENTS FUND SUB-ACCOUNT) which purchases Class 1 shares of the Franklin Strategic Income Securities Fund (formerly Franklin Strategic Income Investments Fund) of the Franklin Templeton Variable Insurance Products Trust

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of the Hartford Money Market HLS Fund

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Capital Opportunities Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Emerging Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Global Equity Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Growth Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS GROWTH WITH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Growth with Income Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- New Discovery Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT (FORMERLY TEMPLETON ASSET ALLOCATION FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton Asset Strategy Fund (formerly Templeton Asset Allocation Fund) of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON DEVELOPING MARKETS EQUITY FUND SUB-ACCOUNT) which purchases Class 1 shares of the Templeton Developing Markets Securities Fund (formerly Templeton Developing Markets Equity Fund) of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON GLOBAL GROWTH FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton Growth Securities Fund (formerly Templeton Global Growth Fund) of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON INTERNATIONAL FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton International Securities Fund (formerly Templeton International
  Fund) of the Franklin Templeton Variable Insurance Products Trust

You may also allocate some or all of your premium payment to one of the "Fixed Accumulation Features", which pays an interest rate guaranteed for a certain time period from the time the payment is made. Premium payments put in a Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this annuity, you should keep this Prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this annuity and, like this Prospectus, is filed with the Securities and Exchange Commission. We have included the Table of Contents for the Statement of Additional Information at the end of this Prospectus.

Although we file the Prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2000
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS

                                                                PAGE
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GLOSSARY OF SPECIAL TERMS                                         4
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FEE TABLE                                                         5
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ACCUMULATION UNIT VALUES                                         11
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SUMMARY                                                          14
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                      16
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THE SEPARATE ACCOUNT                                             16
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THE FUNDS                                                        16
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PERFORMANCE RELATED INFORMATION                                  19
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THE FIXED ACCUMULATION FEATURES                                  19
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THE CONTRACT                                                     20
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  Contract Value -- Before the Annuity Commencement Date         21
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  Contract Value Transfers Before and After the Annuity
   Commencement Date                                             21
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  Surrenders                                                     22
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  Contract Charges                                               23
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  Death Benefits                                                 25
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SETTLEMENT PROVISIONS                                            27
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  Annuity Payments                                               28
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  Other Information                                              30
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FEDERAL TAX CONSIDERATIONS                                       30
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  A. General                                                     30
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  B. Taxation of Hartford and the Separate Account               30
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  C. Taxation of Annuities -- General Provisions Affecting
     Purchasers Other Than Qualified Retirement Plans            30
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  D. Federal Income Tax Withholding                              33
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  E. General Provisions Affecting Qualified Retirement Plans     33
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  F.  Annuity Purchases By Nonresident Aliens and Foreign
      Corporations                                               33
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  G. Generation-Skipping Transfers                               33
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MISCELLANEOUS                                                    33
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  How Contracts Are Sold                                         33
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  Legal Matters                                                  34
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  Experts                                                        34
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  More Information                                               34
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         35
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          36
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APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                39
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4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Features.

ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. The mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is Surrendered in full. The charge is deducted proportionately from the funds in use at the time.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed.

ANNUITY: A Contract issued by us that provides, in exchange for premium payments, a series of annuity payments.

ANNUITY CALCULATION DATE: The date we calculate your first annuity payment.

ANNUITY COMMENCEMENT DATE: The date we start to make annuity payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the annuity payments we make to you.

ASSUMED INVESTMENT RETURN ("AIR"): The investment return, either 3%, 5% or 6%, which we base your variable dollar amount payments on. You select the AIR before we start to make annuity payments.

BENEFICIARY: The person or persons you designate to receive payment of the death benefit upon the death of the Contract Owner.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before we begin making annuity payments.

CONTRACT: The contract is the individual Annuity contract and any endorsements or riders. If you have a group annuity, you will receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The annual anniversary of the date we issued your annuity. If your contract anniversary falls on a day that is not a Valuation Day, then the next Valuation Day will be your Contract Anniversary for that year.

CONTRACT OWNER(S) OR YOU: The owner(s) or holder(s) of this Annuity.

CONTRACT VALUE: The total value of your Annuity that we get by adding up the value of each of your Sub-Accounts and Fixed Accumulation Features on any Valuation Day.

CONTRACT YEAR: The 12 months following the date you purchased your annuity and from any Contract Anniversary.

DOLLAR COST AVERAGING ("DCA"): Systematic transfers from one Account to another.

DCA PROGRAM FIXED ACCUMULATION FEATURES: Fixed Accumulation Features we establish to use for dollar cost averaging programs. These are part of our General Account.

DEATH BENEFIT: The amount we pay when the Contract Owner or the Annuitant dies.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, or any other proof acceptable to us.

FIXED ACCUMULATION FEATURE: This is an account that is part of our General Account. You may allocate all or a portion of your premium payments or transfer of Contract Value to this account. In your contract this is defined as "The Fixed Account."

GENERAL ACCOUNT: Our General Account that includes our company assets and your annuity assets allocated to any of the Fixed Accumulation Features or DCA Program Fixed Accumulation Features.

HARTFORD OR WE: Hartford Life and Annuity Insurance Company.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior the deceased's 81st birthday or the date of death, if earlier.

PAYEE: The person or party designated by you to receive annuity payments.

PREMIUM TAX: A tax charged by a state or municipality on premium payments.

SEPARATE ACCOUNT: An account that we establish to separate the assets for your annuity Sub-Accounts from our company assets.

SURRENDER: A complete or partial withdrawal or distribution from your annuity.

SURRENDER VALUE: What we pay you if you terminate your annuity before we begin to make annuity payments.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
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CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
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    Second Year                                                    6%
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    Third Year                                                     6%
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    Fourth Year                                                    5%
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    Fifth Year                                                     4%
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    Sixth Year                                                     3%
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    Seventh Year                                                   2%
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    Eighth Year                                                    0%
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ANNUAL MAINTENANCE FEE (3)                                       $30
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SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
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    Administrative Fees                                         0.15%
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    Total Separate Account Annual Expenses                      1.40%
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OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
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    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.55%
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(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                         Annual Fund Operating Expenses
                           as of the Fund's Year End
                        (as a percentage of net assets)

                                                                                                             TOTAL FUND
                                                                                                              OPERATING
                                                                    12B-1 DISTRIBUTION        OTHER           EXPENSES
                                                  MANAGEMENT FEES    AND/OR SERVICING       EXPENSES       (INCLUDING ANY
                                                  (INCLUDING ANY     FEES (INCLUDING     (INCLUDING ANY    WAIVERS AND ANY
                                                     WAIVERS)          ANY WAIVERS)      REIMBURSEMENTS)   REIMBURSEMENTS)
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Merrill Lynch Global Growth Focus Fund                 0.75%                N/A               0.12%             0.87%
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Mercury V.I. U.S. Large Cap Fund                       0.65%                N/A               2.18%             2.83%
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American Funds Asset Allocation Fund                   0.43%               0.25%              0.01%             0.69%
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American Funds Bond Fund                               0.51%               0.25%              0.02%             0.78%
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American Funds Global Growth Fund                      0.68%               0.25%              0.03%             0.96%
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American Funds Global Small Capitalization Fund        0.79%               0.25%              0.03%             1.07%
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American Funds Growth Fund                             0.38%               0.25%              0.01%             0.64%
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American Funds Growth-Income Fund                      0.34%               0.25%              0.01%             0.60%
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American Funds International Fund                      0.55%               0.25%              0.05%             0.85%
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American Funds New World Fund (1)                      0.89%               0.25%              0.06%             1.20%
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Franklin Real Estate Fund -- Class 2 (2)(3)            0.56%               0.25%              0.02%             0.83%
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Franklin Small Cap Fund -- Class 2 (2)(4)              0.55%               0.25%              0.27%             1.07%
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Franklin Strategic Income Securities Fund
  (formerly Franklin Strategic Income
  Investments Fund) (5)                                0.43%                N/A               0.32%             0.75%
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Hartford Money Market HLS Fund                         0.45%                N/A               0.02%             0.47%
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MFS-Registered Trademark- Capital Opportunities
  Series (6)(7)                                        0.75%                N/A               0.16%             0.91%
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MFS-Registered Trademark- Emerging Growth
  Series (6)                                           0.75%                N/A               0.09%             0.84%
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MFS-Registered Trademark- Global Equity
  Series (6)(7)                                        1.00%                N/A               0.21%             1.21%
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MFS-Registered Trademark- Growth Series (6)(7)         0.75%                N/A               0.16%             0.91%
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MFS-Registered Trademark- Growth with Income
  Series (6)                                           0.75%                N/A               0.13%             0.88%
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MFS-Registered Trademark- High Income
  Series (6)(7)                                        0.75%                N/A               0.16%             0.91%
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MFS-Registered Trademark- New Discovery
  Series (6)(7)                                        0.90%                N/A               0.17%             1.07%
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MFS-Registered Trademark- Total Return
  Series (6)                                           0.75%                N/A               0.15%             0.90%
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Mutual Shares Securities Fund -- Class 2 (2)(8)        0.60%               0.25%              0.19%             1.04%
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Templeton Asset Strategy Fund (formerly
  Templeton Asset Allocation Fund) --
  Class 2 (2)(9)                                       0.60%               0.25%              0.18%             1.03%
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Templeton Developing Markets Securities Fund
  (formerly Templeton Developing Markets Equity
  Fund) -- Class 1 (10)                                1.25%                N/A               0.31%             1.56%
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Templeton Growth Securities Fund (formerly
  Templeton Global Growth Fund) --
  Class 2 (2)(11)                                      0.83%               0.25%              0.05%             1.13%
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Templeton International Securities Fund
  (formerly Templeton International Fund) --
  Class 2 (2)(12)                                      0.69%               0.25%              0.19%             1.13%
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(1) These expenses are annualized. The Fund began operations on June 17, 1999.

(2) The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 Plan is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year through at least April 30, 2001.

(3) The fund administration fee is paid indirectly through the management fees.

(4) On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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    which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

(5) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and the manager to assume as its own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 0.75% for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. Without this reduction Total Fund Operating Expenses were:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
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Franklin Strategic Income Securities Fund                     0.43%           N/A        0.52%        0.95%
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(6) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. After these reductions, the Total Fund Operating Expenses would be:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
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MFS-Registered Trademark- Capital Opportunities Series        0.75%           N/A        0.15%        0.90%
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MFS-Registered Trademark- Emerging Growth Series              0.75%           N/A        0.08%        0.83%
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MFS-Registered Trademark- Global Equity Series                1.00%           N/A        0.15%        1.15%
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MFS-Registered Trademark- Growth Series                       0.75%           N/A        0.15%        0.90%
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MFS-Registered Trademark- Growth with Income Series           0.75%           N/A        0.12%        0.87%
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MFS-Registered Trademark- High Income Series                  0.75%           N/A        0.15%        0.90%
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MFS-Registered Trademark- New Discovery Series                0.90%           N/A        0.15%        1.05%
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MFS-Registered Trademark- Total Return Series                 0.75%           N/A        0.14%        0.89%
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(7) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least
    May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. Without this waiver, "Total Fund Operating Expenses" would have been:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
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MFS-Registered Trademark- Capital Opportunities Series        0.75%           N/A        0.27%        1.02%
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MFS-Registered Trademark- Global Equity Series                1.00%           N/A        3.39%        4.39%
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MFS-Registered Trademark- Growth Series                       0.75%           N/A        0.71%        1.46%
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MFS-Registered Trademark- High Income Series                  0.75%           N/A        0.22%        0.97%
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series                0.90%           N/A        1.59%        2.49%
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(8) On 2/8/00, a merger and reorganization was approved that combined the Mutual Shares Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

(9) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton Asset Strategy Fund with the Templeton Global Asset Allocation Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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(10) On 2/8/00, shareholders approved a merger and reorganization that combined the Developing Markets Securities Fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

(11) On 2/8/00, a merger and reorganization was approved that combined the Templeton Growth Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

(12) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton International Securities Fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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EXAMPLE

THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED:

                    If you Surrender your Contract at the  If you annuitize your Contract at the  If you do not Surrender your end of the applicable time period you  end of the applicable time period you  Contract, you would pay the
                    would pay the following expenses on    would pay the following expenses on    following expenses on a $1,000
                    a $1,000 investment, assuming a 5%     a $1,000 investment, assuming a 5%     investment, assuming a 5% annual
                    annual return on assets:               annual return on assets:               return on assets:
 SUB-ACCOUNT         1 YEAR   3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch
   Global Growth
   Focus Fund         $ 85      $129      $165      $269      $23      $ 73      $125      $268      $24     $ 74     $126     $269
 -----------------------------------------------------------------------------------------------------------------------------------
 Mercury V.I. U.S.
   Large Cap Fund     $105      $186      $258      $452      $43      $132      $222      $451      $44     $133     $223     $452
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Asset Allocation
   Fund               $ 83      $124      $156      $250      $21      $ 67      $116      $249      $22     $ 68     $117     $250
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Bond Fund          $ 84      $126      $161      $260      $22      $ 70      $120      $259      $23     $ 71     $121     $260
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Global Growth
   Fund               $ 86      $132      $170      $278      $24      $ 76      $130      $277      $25     $ 76     $130     $278
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Global Small
   Capitalization
   Fund               $ 87      $135      $175      $289      $25      $ 79      $135      $289      $26     $ 80     $136     $289
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Growth Fund        $ 82      $122      $154      $245      $21      $ 66      $113      $244      $22     $ 66     $114     $245
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Growth-Income
   Fund               $ 82      $121      $152      $241      $21      $ 65      $111      $240      $21     $ 65     $112     $241
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   International
   Fund               $ 85      $128      $164      $267      $23      $ 72      $124      $266      $24     $ 73     $125     $267
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds New
   World Fund         $ 88      $139      $181      $302      $27      $ 83      $142      $302      $27     $ 84     $143     $302
 -----------------------------------------------------------------------------------------------------------------------------------
 Franklin Real
   Estate Fund        $ 84      $128      $163      $265      $23      $ 72      $123      $264      $23     $ 72     $124     $265
 -----------------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap
   Fund               $ 87      $135      $175      $289      $25      $ 79      $135      $289      $26     $ 80     $136     $289
 -----------------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic
   Income
   Securities Fund    $ 84      $126      $159      $257      $22      $ 69      $119      $256      $23     $ 70     $120     $257
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS Fund    $ 81      $117      $145      $227      $19      $ 61      $104      $226      $20     $ 61     $105     $227
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Capital
   Opportunities
   Series             $ 85      $130      $167      $273      $24      $ 74      $127      $272      $24     $ 75     $128     $273
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Emerging
   Growth Series      $ 84      $128      $164      $266      $23      $ 72      $124      $265      $24     $ 73     $124     $266
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Global Equity
   Series             $ 88      $139      $182      $303      $27      $ 83      $143      $303      $27     $ 84     $143     $303
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Growth Series    $ 85      $130      $167      $273      $24      $ 74      $127      $272      $24     $ 75     $128     $273
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Growth with
   Income Series      $ 85      $129      $166      $270      $23      $ 73      $126      $269      $24     $ 74     $126     $270
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS High Income
   Series             $ 85      $130      $167      $273      $24      $ 74      $127      $272      $24     $ 75     $128     $273
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS New Discovery
   Series             $ 87      $135      $175      $289      $25      $ 79      $135      $289      $26     $ 80     $136     $289
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Total Return
   Series             $ 85      $130      $167      $272      $24      $ 74      $127      $271      $24     $ 74     $127     $272
 -----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares
   Securities Fund    $ 87      $134      $174      $286      $25      $ 78      $134      $286      $26     $ 79     $135     $286
 -----------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset
   Strategy Fund      $ 86      $134      $173      $285      $25      $ 78      $133      $284      $26     $ 78     $134     $285
 -----------------------------------------------------------------------------------------------------------------------------------
 Templeton
   Developing
   Markets
   Securities Fund    $ 92      $149      $199      $337      $30      $ 94      $160      $337      $31     $ 95     $161     $337
 -----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth
   Securities Fund    $ 87      $137      $178      $295      $26      $ 81      $138      $295      $27     $ 82     $139     $295
 -----------------------------------------------------------------------------------------------------------------------------------
 Templeton
   International
   Securities Fund    $ 87      $137      $178      $295      $26      $ 81      $138      $295      $27     $ 82     $139     $295
 -----------------------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS SELECTED:

                    If you Surrender your Contract at the  If you annuitize your Contract at the  If you do not Surrender your end of the applicable time period you  end of the applicable time period you  Contract, you would pay the
                    would pay the following expenses on    would pay the following expenses on    following expenses on a $1,000
                    a $1,000 investment, assuming a 5%     a $1,000 investment, assuming a 5%     investment, assuming a 5% annual
                    annual return on assets:               annual return on assets:               return on assets:
 SUB-ACCOUNT         1 YEAR   3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch
   Global Growth
   Focus Fund         $ 86      $133      $173      $284      $25      $ 78      $133      $283      $25     $ 78     $134     $284
 -----------------------------------------------------------------------------------------------------------------------------------
 Mercury V.I. U.S.
   Large Cap Fund     $106      $190      $265      $464      $45      $137      $229      $464      $46     $137     $230     $464
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Asset Allocation
   Fund               $ 84      $128      $164      $266      $23      $ 72      $124      $265      $24     $ 73     $124     $266
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Bond Fund          $ 85      $131      $168      $275      $24      $ 75      $128      $274      $24     $ 75     $129     $275
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Global Growth
   Fund               $ 87      $136      $177      $293      $26      $ 80      $137      $293      $26     $ 81     $138     $293
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Global Small
   Capitalization
   Fund               $ 88      $139      $182      $304      $27      $ 84      $143      $304      $27     $ 84     $144     $304
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Growth Fund        $ 84      $127      $161      $261      $22      $ 70      $121      $260      $23     $ 71     $122     $261
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   Growth-Income
   Fund               $ 84      $126      $159      $257      $22      $ 69      $119      $256      $23     $ 70     $120     $257
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds
   International
   Fund               $ 86      $133      $172      $282      $25      $ 77      $132      $281      $25     $ 78     $132     $282
 -----------------------------------------------------------------------------------------------------------------------------------
 American Funds New
   World Fund         $ 90      $143      $189      $317      $28      $ 88      $150      $316      $29     $ 88     $150     $317
 -----------------------------------------------------------------------------------------------------------------------------------
 Franklin Real
   Estate Fund        $ 86      $132      $171      $280      $24      $ 76      $131      $279      $25     $ 77     $131     $280
 -----------------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap
   Fund               $ 88      $139      $182      $304      $27      $ 84      $143      $304      $27     $ 84     $144     $304
 -----------------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic
   Income
   Securities Fund    $ 85      $130      $167      $272      $24      $ 74      $127      $271      $24     $ 74     $127     $272
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS Fund    $ 82      $122      $153      $243      $21      $ 65      $112      $242      $21     $ 66     $113     $243
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Capital
   Opportunities
   Series             $ 87      $135      $175      $288      $25      $ 79      $135      $288      $26     $ 79     $136     $288
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Emerging
   Growth Series      $ 86      $133      $171      $281      $24      $ 77      $131      $280      $25     $ 77     $132     $281
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Global Equity
   Series             $ 90      $143      $189      $318      $28      $ 88      $150      $317      $29     $ 89     $151     $318
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Growth Series    $ 87      $135      $175      $288      $25      $ 79      $135      $288      $26     $ 79     $136     $288
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Growth with
   Income Series      $ 86      $134      $173      $285      $25      $ 78      $133      $284      $26     $ 78     $134     $285
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS High Income
   Series             $ 87      $135      $175      $288      $25      $ 79      $135      $288      $26     $ 79     $136     $288
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS New Discovery
   Series             $ 88      $139      $182      $304      $27      $ 84      $143      $304      $27     $ 84     $144     $304
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Total Return
   Series             $ 87      $134      $174      $287      $25      $ 78      $134      $287      $26     $ 79     $135     $287
 -----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares
   Securities Fund    $ 88      $138      $181      $301      $27      $ 83      $141      $301      $27     $ 83     $142     $301
 -----------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset
   Strategy Fund      $ 88      $138      $180      $300      $26      $ 82      $141      $300      $27     $ 83     $142     $300
 -----------------------------------------------------------------------------------------------------------------------------------
 Templeton
   Developing
   Markets
   Securities Fund    $ 93      $154      $206      $352      $32      $ 99      $168      $351      $32     $ 99     $168     $352
 -----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth
   Securities Fund    $ 89      $141      $185      $310      $27      $ 85      $146      $309      $28     $ 86     $147     $310
 -----------------------------------------------------------------------------------------------------------------------------------
 Templeton
   International
   Securities Fund    $ 89      $141      $185      $310      $27      $ 85      $146      $309      $28     $ 86     $147     $310
 -----------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH FOCUS FUND SUB-ACCOUNT
 (INCEPTION DATE MAY 11, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $12.489
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             --
--------------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND SUB-ACCOUNT (INCEPTION DATE
 MAY 11, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $11.050
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             --
--------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT (INCEPTION
 DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 9.776
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            876
--------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND SUB-ACCOUNT (INCEPTION DATE JULY 1,
 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $10.106
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            261
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT (INCEPTION
 DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $13.980
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            643
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $13.784
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            406
--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT (INCEPTION DATE
 JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $12.518
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          3,037
--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT (INCEPTION
 DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 9.591
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          3,468
--------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT (INCEPTION
 DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $14.663
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            764
--------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT (INCEPTION DATE
 JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $11.659
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            318
--------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND SUB-ACCOUNT (INCEPTION DATE
 JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 8.842
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             36
--------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND SUB-ACCOUNT (INCEPTION DATE JULY 1,
 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $16.658
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            127
--------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $10.189
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             44
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT (INCEPTION DATE
 JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $ 1.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.018
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          1,637
--------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT (INCEPTION DATE
 JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 9.796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            297
--------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SUB-ACCOUNT (INCEPTION DATE
 JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $12.219
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            316
--------------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT (INCEPTION DATE JULY 1,
 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $15.422
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            510
--------------------------------------------------------------------------------
MFS GLOBAL EQUITY SUB-ACCOUNT (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $11.600
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             15
--------------------------------------------------------------------------------
MFS GROWTH SUB-ACCOUNT (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $12.016
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            604
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT (INCEPTION DATE JULY 1,
 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 9.963
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            635
--------------------------------------------------------------------------------
MFS HIGH INCOME SUB-ACCOUNT (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $10.053
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            127
--------------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $14.336
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             76
--------------------------------------------------------------------------------
MFS TOTAL RETURN SUB-ACCOUNT (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 9.700
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            194
--------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT (INCEPTION DATE
 JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $10.869
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             73
--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $11.123
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             56
--------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT (INCEPTION DATE
 JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $10.619
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                            154
--------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT
 (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of period                     $10.000
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $10.960
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                             84
--------------------------------------------------------------------------------

Accumulation Unit Values do not include the Optional Death Benefit Charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first premium payment. Your first premium payment must be at least $1,000 and subsequent premium payments must be at least $500. The minimum premium payment requirements may differ if you are participating in our automatic investing ("InvestEase-Registered Trademark-") program.

 - For a limited time, usually within ten days after you receive your annuity, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You bear the investment risk for your premium payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

You don't pay a sales charge when you purchase your Annuity. We may charge you a CDSC when you partially or fully Surrender your Annuity. The CDSC will depend on the amount you choose to Surrender and the length of time the Premium Payments you made have been in your Annuity. The percentage used to calculate the CDSC is equal to:

  NUMBER OF YEARS     CONTINGENT
   FROM PREMIUM        DEFERRED
      PAYMENT        SALES CHARGE
---------------------------------
     One Year             7%
---------------------------------
     Two Years            6%
---------------------------------
    Three Years           6%
---------------------------------
    Four Years            5%
---------------------------------
    Five Years            4%
---------------------------------
     Six Years            3%
---------------------------------
    Seven Years           2%
---------------------------------
    Eight Years           0%
---------------------------------

IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct this $30 fee each year on your Contract Anniversary or when you completely Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?
In addition to the Annual Maintenance Fee, you pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Separate Account. This charge is:

An administrative fee of .15% per year of the Contract Value held in the Separate Account.

The third type of charge is the fee you pay for the Funds. See the Annual Operation Expense Table for more complete information and the funds' prospectuses attached to this Prospectus.

If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value which is equal to 0.15% per year of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?
You can partially or fully Surrender your Contract subject to a Contingent Deferred Sales Charge (CDSC). You can partially Surrender your Contract without any CDSC applied to the Surrender under the following conditions:

- Surrenders which don't exceed 15% of premium payments per Contract Year (Annual Withdrawal Amount);

- Surrenders made from premium payments invested more than seven years; 100% Surrender of earnings after the seventh Contract Year;

- Surrenders under the nursing home waiver (described as Eligible Confinement in the Contract); or

- Surrenders eligible for disability waiver under a group qualified plan.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit and we offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. There is a Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit will remain invested in the Sub-Accounts according to your last instructions (unless otherwise mutually specified by your Beneficiaries) and will be subject to market fluctuations.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- Your Maximum Anniversary Value, which is the highest Anniversary Value before the deceased's 81st birthday or date of death; or

- Your Interest Accumulation Value.

The INTEREST ACCUMULATION VALUE is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value equal to .15% of the Sub-Account value. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the state of Washington, the Optional Death Benefit is not available.

If you elect the Optional Death Benefit at any time after you purchase your annuity, the Optional Death Benefit calculation will be different.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When you purchase your annuity, you may choose one of the following annuity payment options, or receive a lump sum payment:

LIFE ANNUITY where we make scheduled payments for the Annuitant's life.

 - Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value, less any applicable Premium Taxes, applied to this annuity payment option.

 - This option is only available if you select a variable dollar amount payment with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this annuity payment option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option stop upon the death of the Annuitant and Joint Annuitant, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee those payments for a time period you select which is a minimum of 5 years and a maximum 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and the Joint Annuitant die prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, you may Surrender your Annuity after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, which ever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what annuity payment option you want before that time, we will pay you under the Life Annuity with a 10 year period certain.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
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 A.M. Best and
 Company, Inc.              1/1/99          A+      Financial performance
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 Standard & Poor's          8/1/99         AA       Insurer financial strength
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 Duff & Phelps              7/1/99         AA+      Claims paying ability
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THE SEPARATE ACCOUNT
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The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS
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Mercury V.I. U.S. Large Cap Fund, a series of Mercury Asset Management VI Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is managed by Mercury Asset Management International Ltd.

Merrill Lynch Global Growth Focus Fund, a series of Merrill Lynch Variable Series Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is advised by Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co.

The American Funds Asset Allocation Fund, American Funds Bond Fund, American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford Life Insurance Company. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.

The MFS-Registered Trademark- Capital Opportunities Series,
MFS-Registered Trademark- Emerging Growth Series,
MFS-Registered Trademark-Global Equity Series, MFS-Registered Trademark- Growth Series, MFS-Registered Trademark-

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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Growth with Income Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust SM is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust SM. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Templeton Asset Strategy Fund, Templeton International Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of the Franklin Real Estate Fund, Franklin Small Cap Fund, and the Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

The investment manager of Templeton Asset Strategy Fund and Templeton International Securities Fund is Templeton Investment Counsel, Inc. located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisers Limited, and Templeton asset Management, Ltd. are wholly owned by Franklin Resources, Inc. a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states contact your registered representative for current information about availability.

The investment goals of each of the Funds are as follows:

MERRILL LYNCH GLOBAL GROWTH FOCUS FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

MERCURY V.I. U.S. LARGE CAP FUND -- Seeks to achieve long-term capital growth through investments primarily in a diversified portfolio of large capitalization equity securities of companies located in the U.S. and to a lesser extent in Canada. In selecting securities, the Portfolio emphasizes those securities that the Portfolio's management believes to be undervalued or have good prospects for earnings growth.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities, including high-yield, high risk bonds.

FRANKLIN REAL ESTATE FUND -- Seeks capital appreciation. Its secondary goal is to earn current income.

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth.

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FRANKLIN STRATEGIC INCOME SECURITIES FUND (FORMERLY FRANKLIN STRATEGIC INCOME INVESTMENTS FUND) -- Seeks to earn a high level of current income. Its secondary goal is long-term capital appreciation.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- GROWTH SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- GROWTH WITH INCOME SERIES -- Seeks to provide reasonable current income and long-term growth of capital and income.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES  -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks primarily to provide above-average income (compared to a portfolio invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation. Its secondary goal is income.

TEMPLETON ASSET STRATEGY FUND (FORMERLY TEMPLETON ASSET ALLOCATION
FUND) -- Seeks high total return.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND (FORMERLY TEMPLETON DEVELOPING MARKETS EQUITY FUND) -- Seeks long-term capital appreciation.

TEMPLETON GROWTH SECURITIES FUND (FORMERLY TEMPLETON GLOBAL GROWTH
FUND) -- Seeks long-term capital growth.

TEMPLETON INTERNATIONAL SECURITIES FUND (FORMERLY TEMPLETON INTERNATIONAL
FUND) -- Seeks long-term capital growth

MIXED AND SHARED FUNDING -- Shares of the Funds are sold to our other Separate Accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other Separate Accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payments to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, We may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes that the Optional Death Benefit has not been elected.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURES
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE CONTRACT RELATING TO THE FIXED ACCUMULATION FEATURES IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURES ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NONE OF THE FIXED ACCUMULATION FEATURES OR ANY OF THEIR INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURES. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURES MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Payments and Contract Values allocated to a Fixed Accumulation Feature become a part of our general assets. We invest the assets of the General Account in accordance with applicable law governing the investments of insurance company General Accounts. We have more than one Fixed Accumulation Feature. The standard Fixed Accumulation Feature (the "Fixed Accumulation Feature") and then a number of DCA Program Fixed Accumulation Features, which we collectively refer to as the "Fixed Accumulation Features".

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right, in our sole discretion, to credit interest at a rate in excess of 3% per year. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guarantee of 3% for any given year.

We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for the determination of interest rates. Some of the factors that we

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in", "first-out" basis.

From time to time, we may credit increased interest rates to Contract Owners under certain programs established at our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- These programs will use designated DCA Program Fixed Accumulation Features. Currently, Contract Owners may enroll in a special pre-authorized transfer program known as our Dollar Cost Averaging Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their payment into the appropriate DCA Program Fixed Accumulation Feature (we may allow a lower minimum premium payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all payments and accrued interest must be transferred from the DCA Program Fixed Accumulation Feature in use to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program, which will generally be less than the prior monthly transfer amounts.

The pre-authorized transfers will begin within 15 days after we receive the initial Program payment and complete enrollment instructions. If We do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will transfer any remaining amounts to the Fixed Accumulation Feature and you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by You.

You may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation of enrollment in the Program, you will no longer receive the increased interest rate and unless we receive instructions to the contrary, the amounts remaining in the DCA Program Fixed Accumulation Feature may be transferred to the Fixed Accumulation Feature and accrue the interest rate currently in effect.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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THE CONTRACT OFFERED -- The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including; (a) any trustee or custodian for a retirement plan qualified under Sections 401(a), or 403(a) of the Internal Revenue Code (which includes Section 401(k));
(b) annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;
(c) Individual Retirement Annuities adopted according to Section 408 of the Code; (d) employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (e) certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts"). If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

PURCHASING A CONTRACT -- A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with an initial premium payment to the Administrative Office of the Company. The maximum age for Annuitant, Owner and Joint Owner on the Contract Issue Date is 85. Generally, the minimum premium payment is $1,000. The minimum subsequent premium payment is $500. Certain plans may be allowed to make smaller periodic premium payments. Unless we give our prior approval, we will not accept a premium payment in excess of $1,000,000. Each premium payment, which is your premium payment after the deduction of any applicable Premium Taxes, may be split among the various Accounts subject to minimum amounts then in effect. For Contracts issued in Oregon, premium payments will only be

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. We will send you a confirmation notice upon receipt and acceptance of your premium payment.

RIGHT TO EXAMINE THE CONTRACT -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days (or longer in some states) after you receive it. You must send a written request for cancellation along with the Contract. We will, without deduction for any CDSC normally assessed, pay you an amount equal to the Contract Value. YOU BEAR THE INVESTMENT RISK DURING THE PERIOD PRIOR TO OUR RECEIPT OF YOUR REQUEST FOR CANCELLATION. We will refund the premium paid only for Individual Retirement Annuities, if returned within seven days of receipt, and in those states where required by law.

CREDITING AND VALUATION -- Your premium payment, which is the balance remaining after the deduction of any Premium Tax, is credited to your Contract within two business days of receipt by us at our Administrative Office of a properly completed application or an order to purchase a Contract and the premium payment. The payment will be credited to the Accounts according to the instructions we receive from you.

If your application or other information is incomplete when received, your payment will be credited to the Accounts within five business days of receipt of complete information. If the payment is not credited within five business days, it will be immediately returned to you unless you have been informed of the delay and tell us not to return it.

Subsequent premium payments are priced on the Valuation Day we receive the payment in our Administrative Office, provided it is received before the New York Stock Exchange closes. Unless otherwise specified, We will allocate any subsequent payments to Accounts according to your most recent instructions.

CONTRACT VALUE -- BEFORE THE ANNUITY
COMMENCEMENT DATE

Your Contract Value reflects the interest rate credited any amounts allocated to the Fixed Accumulation Features and the investment performance of the Sub-Accounts where you have payments allocated.

SUB-ACCOUNT VALUES -- Your Sub-Account Value on the date we issue your Contract is the amount of your premium payment allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

ACCUMULATION UNITS -- When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.

You will be advised, at least semiannually, of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, and the total value of your Contract.

THE NET INVESTMENT FACTOR (BEFORE AND AFTER THE ANNUITY COMMENCEMENT
DATE) -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:

(a) Is the Net Asset Value of the Fund held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Fund);

(b) Is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period;

(c) Is a daily factor representing the mortality and expense risk charge and any optional charges deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.

CONTRACT VALUE TRANSFERS BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer your Contract Values from one or more Accounts to another Account free of charge. WE RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS TO 12 PER CONTRACT YEAR, WITH NO 2 TRANSFERS OCCURRING ON CONSECUTIVE VALUATION DAYS. There may be limitations on transfers to and from the Fixed Accumulation Features that are described in your Contract. Some states may allow us to limit the dollar amount transferred.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you, or your attorney-in-fact acting pursuant to a power of attorney, can make transfers:

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- By calling us at (800) 862-6668

- Electronically, when available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

We may permit you to pre-authorize transfers under certain circumstances. Transfers between the Accounts may be made both before and after the Annuity Commencement Date. Generally, the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%). No minimum balance is presently required in any Account.

The right to reallocate Contract Values is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS.

For Contracts issued in THE STATES OF FLORIDA, MARYLAND OR OREGON, the reservation of rights set forth in the preceding paragraph is limited to:
(i) requiring up to a maximum of 10 Valuation Days between each transfer;
(ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from you and not from your representative, agent or person acting under a power of attorney for you.

Currently, we will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose Accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with us.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

SURRENDERS

Contract Owners should consult their qualified tax adviser regarding the tax consequences of a Surrender.

 - A Surrender made before age 59 1/2 may result in adverse tax consequences, including a penalty tax of 10% of the taxable portion of the Surrender Value. (See "Federal Tax Considerations")

PAYMENT OF SURRENDER AMOUNTS -- Payment of any request for a full or partial Surrender from the Accounts will be made as soon as possible and in any event no later than seven days after we receive the request at our Administrative Office.

There may be postponement in the payment of Surrender Amounts whenever (a) the New York Stock Exchange is closed; (b) trading on the New York Stock Exchange is restricted as determined by the Commission; (c) the Commission permits postponement and so orders; or (d) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

FULL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- At any time prior to the Annuity Commencement Date, you have the right to fully Surrender the Contract. In such event, the Surrender Value of the Contract may be taken in the form of a lump sum cash payment.

The Surrender Value of the Contract is equal to the Contract Value less any Premium Taxes, the Annual Maintenance Fee and any Contingent Deferred Sales Charge, if applicable. The Surrender Value may be more or less than the amount of the payments made to your Contract.

PARTIAL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- You may make a partial Surrender of your Contract Value at any time prior to the Annuity Commencement Date so long as the amount Surrendered is at least equal to our minimum

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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amount rules then in effect. Additionally, if the remaining Contract Value following a Surrender is less than $500, we may terminate the Contract and pay the Surrender Value. For Contracts issued in Texas, the Contract will not be terminated when the remaining Contract Value after a Surrender is less than $500 unless there were no payments made during the previous 2 Contract Years.

WHEN REQUESTING A PARTIAL SURRENDER, YOU SHOULD SPECIFY THE ACCOUNT(S) FROM WHICH THE PARTIAL SURRENDER WILL BE TAKEN; OTHERWISE, THE SURRENDER WILL BE TAKEN ON A PRO RATA BASIS ACCORDING TO THE VALUE IN EACH ACTIVE ACCOUNT.

We may permit you to pre-authorize partial Surrenders subject to certain limitations then in effect. We permit partial Surrenders by telephone subject to dollar amount limitations in effect at the time you request the Surrender. To request partial Surrenders by telephone, you must have completed and returned to us a Telephone Redemption Program Enrollment Form authorizing telephone Surrenders. If there are joint Contract Owners, both must authorize us to accept telephone instructions and agree that We may accept telephone instructions for partial Surrenders from either Contract Owner. Partial Surrender requests will not be honored until we receive all required documents in proper form.

Telephone authorization will remain valid until (a) we receive written notice of revocation by you, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) we discontinue the privilege; or (c) we have reason to believe that you have entered into a market timing agreement with an investment adviser and/or broker/dealer.

We may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. We will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

In order to obtain that day's unit values on Surrender, We must receive telephone Surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).

We may modify, suspend, or terminate telephone transaction privileges at any time.
SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may fully Surrender your Contract on or after the Annuity Commencement Date if you elect the Payment For a Period Certain Settlement Option. We pay you the commuted value that is equal to the present value of the remaining payments we are scheduled to make less any applicable Contingent Deferred Sales Charge. The commuted value is determined as of the date we receive your written request for Surrender at our Administrative Office.

Partial Surrenders are permitted after the Annuity Commencement Date if you elect a variable dollar amount payment under the Payments for a Period Certain Settlement Option, but check with your qualified tax adviser because there may be adverse tax consequences.

IMPORTANT TAX INFORMATION -- There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age
59 1/2, b) separated from service, c) died, d) become disabled or
e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a surrender is permissible, with or without tax penalty, in any particular situation; or in monitoring Surrender requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender. (See "Federal Tax Considerations").

CONTRACT CHARGES

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

The CDSC covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a CDSC when you request a full or partial Surrender. The CDSC is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own CDSC schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the CDSC will be when you Surrender. The amount assessed a CDSC will not exceed your total Premium Payments.

The percentage used to calculate the CDSC is equal to:

  NUMBER OF YEARS     CONTINGENT
   FROM PREMIUM        DEFERRED
      PAYMENT        SALES CHARGE
---------------------------------
         1                7%
---------------------------------
         2                6%
---------------------------------
         3                6%
---------------------------------
         4                5%
---------------------------------
         5                4%
---------------------------------
         6                3%
---------------------------------
         7                2%
---------------------------------
     8 or more            0%
---------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and

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you have not taken your Annual Withdrawal Amount for the year, we will deduct a CDSC as follows.

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a CDSC.

- We will then Surrender the Premium Payments that have been in the Annuity the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a CDSC of 4% on that amount or $400.00.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a CDSC of 7% of the $500 or $35.00.

- Your CDSC is $435.00

If you have any questions about these charges, please contact your financial adviser or Hartford.

PAYMENTS NOT SUBJECT TO CDSC

ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract years, you may make a partial Surrender of Contract Values of up to 15% of the premium payments each Contract Year on a non-cumulative basis, as determined on the date of the requested Surrender, without the application of the CDSC. After the seventh Contract Year, you may make a partial Surrender each Contract Year of 15% of premium payments made during the seven years prior to the Surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the Surrender. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

EXTENDED SURRENDER PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to Surrender an amount equal to the required minimum distribution for the stated Contract without incurring any CDSC.

WAIVERS OF CDSC

CONFINEMENT IN A NURSING HOME, HOSPITAL OR LONG TERM CARE FACILITY (DESCRIBED AS ELIGIBLE CONFINEMENT IN THE CONTRACT) -- We will waive any CDSC applicable to a partial or full Surrender if the Annuitant, Contract Owner or joint owner is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

The Annuitant, Contract Owner or joint owner cannot be confined at the time the Contract is purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date. You must provide written proof of confinement satisfactory to Hartford and you must request the partial or full Surrender within 91 calendar days of the last day of confinement.

This waiver may not be available in all states. Please contact your registered representative or contact Hartford to determine availability.

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY
OPTION -- No CDSC otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a Surrender of variable payments for a Period Certain Annuity option) provided for under the Contract.

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by us from time to time may have different Surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming risks under the Contract, We deduct a daily charge at the rate of 1.25% per year against all Contract Values held in the Accounts during the life of the Contract. Although variable annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by us.

There are two types of mortality risks: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality risk we take in the accumulation phase is that we may experience a loss resulting from the assumption of the mortality risk relative to the death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value. The mortality risk we take during the annuity payout phase is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

During the accumulation phase, we also provide an expense undertaking. We assume the risk that the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, we will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse us for expenses relating to the maintenance of the Contract and Accounts. If during a Contract Year the Contract is Surrendered for its full value, we will deduct the Annual Maintenance Fee at the time of such Surrender. The fee is a flat fee that will be due in the full amount regardless of the time of the Contract Year that Contract Values are Surrendered. The Annual Maintenance Fee is $30 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Account under a Contract.

WAIVERS OF THE ANNUAL MAINTENANCE FEE -- Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts. We reserve the right to waive the Annual Maintenance Fee under other conditions.
ADMINISTRATIVE CHARGE -- For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Fund prospectus for a description of deductions and expenses paid out of the assets of the Fund's portfolios.
PREMIUM TAXES -- Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is Surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

OPTIONAL DEATH BENEFIT FEE -- If you elect the Optional Death Benefit, we will deduct daily from your Contract Value an additional charge which equals .15% per year of the Sub-Account value.

EXCEPTIONS TO CHARGES UNDER THE CONTRACT -- We may offer, at our discretion, reduced fees and charges including, but not limited to, CDSC, the mortality and expense risk charge, administration charges, optional charges and the Annual Maintenance Fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE

DETERMINATION OF THE BENEFICIARY -- If the Contract Owner or the Annuitant dies before the Annuity Commencement Date, we will pay a Death Benefit to the Beneficiary.

 - IF THE CONTRACT OWNER DIES before the Annuity Commencement Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is a Beneficiary, the spouse may elect, in lieu of receiving the Death Benefit, to be treated as the Contract Owner. If the Annuitant is not living and there is no Contingent Annuitant, the spouse will be presumed to be the Contingent Annuitant. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

 - IF THE ANNUITANT DIES before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If either (a) there is no Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or
    (c) if any sole Contract Owner dies before the Annuity Commencement Date, the Beneficiary, as determined under the Contract control provisions, will receive the Death Benefit. However, if the Annuitant dies prior to the Annuity Commencement Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be void.

DETERMINATION OF THE DEATH BENEFIT

IF YOU DID NOT ELECT THE OPTIONAL DEATH BENEFIT, Your Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be calculated as follows:

If the deceased HAD NOT REACHED THEIR 81ST BIRTHDAY, the Death Benefit is the greater of:

- 100% of the total premium payments made to the Contract, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF THE DECEASED REACHED THEIR 81ST BIRTHDAY, then the Death Benefit is the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- The Maximum Anniversary Value.

If you did elect the Optional Death Benefit, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- The Maximum Anniversary Value; or

- The Interest Accumulation Value, which is described below.

The Interest Accumulation Value is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. We stop compounding interest on the deceased's 81st birthday or date of death. After that date, the Interest Accumulation Value will be adjusted by adding any subsequent payments and subtracting proportional adjustments for any partial Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the state of Washington, the Optional Death Benefit is not available.

If you elect to add the Optional Death Benefit after you purchase your annuity, the Interest Accumulation Value calculation will be:

- Your Contract Value on the date we add the Optional Death Benefit to your annuity;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

CALCULATION OF THE DEATH BENEFIT -- If the Contract Owner or Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to the Beneficiary, the Death Benefit will be calculated as of the date we receive written notification of Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF WRITTEN NOTIFICATION OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETE SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

Any Annuity payments made on or after the date of death, but before receipt of written notification of Due Proof of Death will be recovered by us from the Payee.

DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If, on or after the Annuity Commencement Date, the Contract Owner dies and the Annuitant is living, the Beneficiary becomes the Contract Owner. If the Annuitant dies and the Contract Owner is living, the Contract Owner becomes the Beneficiary.

If the Annuitant dies on or after the Annuity Commencement Date, a Death Benefit may be paid or payments may continue under the following annuity payment options:

- Life Annuity with Cash Refund

- Life Annuity with payments for a Period Certain

- Joint and Last Survivor Life Annuity with payments for a Period Certain and

- Payments for a Period Certain.

Proceeds from the Death Benefit may be left with us for no more than 5 years from the date of the Contract Owner's death if the death occurs prior to the Annuity Commencement Date. These proceeds will remain in the Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial Surrenders may be made at any time. In the event of a complete Surrender, the remaining value will equal the Contract Value of the proceeds left with us, minus any partial Surrenders. This option may not be available under certain Contracts issued in connection with Qualified Plans.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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SETTLEMENT PROVISIONS

You select an Annuity Commencement Date which will not be deferred beyond the Valuation Day immediately following the later of the Annuitant's 90th birthday or the end of the tenth Contract Year. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. If the Contract is sold as part of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday. The Annuity Commencement Date may be changed from time to time, but ANY CHANGE MUST BE WITHIN 30 DAYS PRIOR TO THE DATE ON WHICH ANNUITY PAYMENTS ARE SCHEDULED TO BEGIN.

You also elect in writing an annuity payment option, which may be any of the options described below or any annuity payment option then being offered by us. The annuity payment option may not be changed on or after the Annuity Commencement Date. The Contract contains the six annuity payment options described below and the Annuity Proceeds Settlement Option.
For Qualified Contracts, the following annuity payment options are only available if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. The Annuity Proceeds Settlement option is available for Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Beneficiary at the time the option becomes effective. Such life expectancies are computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table in use by us. If you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

For Non-Qualified Contracts, if you do not elect otherwise, fixed dollar amount annuity payments will automatically begin on the Annuity Commencement Date under the annuity payment option Life Annuity with payments for a Period Certain of 10 years. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

No Surrenders are permitted after annuity payments begin unless you select the Payments for a Period Certain Annuity Payment Option and the variable dollar amount payment.
ANNUITY PAYMENT OPTIONS

LIFE ANNUITY

where we make Annuity payments for as long as the Annuitant lives.

 - Payments under this option stop upon the death of the annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND

where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value less any applicable Premium Taxes applied to this annuity payment option.

 - This option is only available if you select payments using a variable dollar amount payment option with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

where we make payments to you for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your Annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY

where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option stop upon the death of the Annuitant and Joint Annuitant, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee those payments for a time period you select which is not less than 5 years and no more than 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and Joint Annuitant die prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or We will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN

where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, you may Surrender your Annuity after annuity payments have started and we will give you the present

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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   value of the remaining payments less any applicable Contingent Deferred Sales
    Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.

 - For Contracts issued in the state of Oregon, Payments for a Period Certain may be selected as follows: For fixed annuity payments, the minimum period that you can select is 10 years at any time and 5 years on or after the 2nd Contract Anniversary. For variable annuity payments, the minimum period that you can select is 5 years on or after the 10th Contract Anniversary. Under an Annuity payable with variable annuity payments, you may surrender the Contract after payments have begun by submitting a written request to us. The amount available to you is the Commuted Value.

WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

ANNUITY PAYMENTS

When you decide to begin to take payments, we calculate your Contract Value minus any Premium Tax which we must pay and, unless you instruct us otherwise, we apply that amount to a variable annuity with the same Sub-Account values. You may however, choose to have your Contract Value applied to a fixed annuity instead.

IMPORTANT: YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG ACCOUNTS TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

ANNUITY PAYMENTS -- The minimum Annuity payment is $50. No election may be made which results in a first payment of less than $50. If at any time Annuity payments are or become less than $50, we have the right to change the frequency of payment to intervals so that payments will at least be $50. If any amount due is less than the minimum amount per year, we may make such other settlement as may be equitable to the Payee.

All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by you. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may be changed within 30 days prior to the anniversary of your Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE -- You select the Annuity Commencement Date in your application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Annuity Commencement Date.

ANNUITY CALCULATION DATE -- On the Annuity Calculation Date, your Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by you. The first Annuity payment is computed using the value of these Annuity Units as of the Annuity Calculation Date.

INCOME PAYMENT DATES -- All Annuity payments after the first Annuity payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Annuity Commencement Date, based on the Annuity payment frequency selected by you. They are also shown on the specification page of your Contract. You may choose from monthly, quarterly, semi-annual and annual payments. The Annuity payment frequency may not be changed once selected by you.

IN THE EVENT THAT YOU DO NOT SELECT A PAYMENT FREQUENCY, ANNUITY PAYMENTS WILL BE MADE MONTHLY.

VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT -- Variable Annuity payments are periodic payments we pay to your designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by you. The dollar amount of the first Variable Annuity payment depends on the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value less applicable Premium Tax applied to purchase the Annuity payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an AIR of not less than 3.0%.

The dollar amount of the first Variable Annuity payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the payment factor in the Contract for the selected annuity payment option. The dollar value of the first Variable Annuity payment is the sum of the first Variable Annuity payments attributable to each Sub-Account.

ANNUITY UNITS -- The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS -- The dollar amount of each subsequent Variable Annuity payment attributable to each Sub-Account is calculated on the Income Payment Date. It is determined by multiplying (a) by (b), where:

(a) is the number of Annuity Units of each Sub-Account credited under the Contract and

(b) is the Annuity Unit value (described below) for that Sub-Account.

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The total subsequent Variable Annuity payments equal the sum of the amounts attributable to each Sub-Account.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the payment will be computed as of the last Valuation Day of the month.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the payment will be computed as of the last Valuation Day of the month.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to
(a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b) is the Annuity Unit value for the preceding Valuation Period; and

(c) is the Annuity Unit Factor.

The Annuity Unit Factor neutralizes the AIR percentage (3%, 5%, or 6%). The daily Annuity Unit Factor corresponding to the AIR percentages of 3%, 5%, and 6% are 0.999919, 0.999866, and 0.999840, respectively.

THE ASSUMED INVESTMENT RETURN (AIR) -- The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account(s) supporting the Variable Annuity payments, less an adjustment to neutralize the selected AIR. Dividing what would otherwise be the Annuity Unit value by the AIR factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the AIR selected by you. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.

The Contract permits Contract Owners to select one of three AIRs: 3%, 5% or 6%. A higher AIR will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the AIR, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the AIR. The 6% AIR is not available in the states of Oklahoma, Oregon, New Jersey or Texas. The following examples may help clarify the impact of selecting one AIR over another:

- If you select a 3% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 3% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return EXCEEDS an annualized rate of return of 3% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 5% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 5% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 6% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 6% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 6%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE RETURNS REMAINED CONSTANT AND EQUAL TO THE AIR. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE AIR.

EXCHANGE (TRANSFER) OF ANNUITY UNITS -- After the Annuity Calculation Date, you may exchange (i.e., transfer) the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives a written request for a transfer. For guidelines refer to Sub-Account Value Transfers Before and After the Annuity Commencement Date.

FIXED DOLLAR ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed

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Annuity option tables in the Contract. The Annuity payment will remain level for the duration of the Annuity. Any Fixed Annuity allocation may not be changed.

OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract Values or assignment proceeds to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of

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        the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

MISCELLANEOUS
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HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders

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or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

EXPERTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
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DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SAFEKEEPING OF ASSETS
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INDEPENDENT PUBLIC ACCOUNTANTS
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DISTRIBUTION OF CONTRACTS
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CALCULATION OF YIELD AND RETURN
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PERFORMANCE COMPARISONS
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED
RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------
amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:
- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Hartford Leaders Solution variable annuity to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                   PART B

                     STATEMENT OF ADDITIONAL INFORMATION

                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          SEPARATE ACCOUNT SEVEN
                         HARTFORD LEADERS SOLUTION


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.





Date of Prospectus:  May 1, 2000.

Date of Statement of Additional Information:  May 1, 2000.







333-76419

                                TABLE OF CONTENTS

SECTION                                                                   PAGE

DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ...........

SAFEKEEPING OF ASSETS ................................................

INDEPENDENT PUBLIC ACCOUNTANTS .......................................

DISTRIBUTION OF CONTRACTS.............................................

CALCULATION OF YIELD AND RETURN.......................................

PERFORMANCE COMPARISONS...............................................

FINANCIAL STATEMENTS .................................................

        DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

-----------------------------------------------------------------------------------------------
      Rating Agency                Effective        Rating                Basis of Rating
                                 Date of Rating
-----------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.          1/1/99            A+        Financial performance
-----------------------------------------------------------------------------------------------
Standard & Poor's                    8/1/99            AA        Insurer financial strength
-----------------------------------------------------------------------------------------------
Duff & Phelps                        7/1/99            AA+       Claims paying ability
-----------------------------------------------------------------------------------------------

                            SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

                             HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to and retained by HSD in its role as Principal Underwriter has been: 1999:
$16,156,318.29; 1998: $0 and 1997: $0. HSD has retained none of these commissions.

                       CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

     Effective Yield = [(Base Period Return + 1)TO THE POWER OF 365/7] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999

------------------------------------------------------------------------------
SUB-ACCOUNT                                YIELD               EFFECTIVE YIELD
------------------------------------------------------------------------------
Hartford Money Market HLS Fund             3.94%                    4.02%
------------------------------------------------------------------------------

YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)TO THE
POWER OF 6 - 1]

Where         A = Dividends and interest earned during the period.
              B = Expenses accrued for the period (net of reimbursements).
              C = The average daily number of units outstanding during the period that were entitled to receive dividends.
              D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999

----------------------------------------------------------------------------
SUB-ACCOUNT                                                      YIELD
----------------------------------------------------------------------------
American Funds Bond Fund                                          N/A
----------------------------------------------------------------------------
MFS High Yield Series                                             N/A
----------------------------------------------------------------------------

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional

Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts.

            STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                             DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                   SEPARATE                                                    SINCE INCEPTION OF
          SUB-ACCOUNT               ACCOUNT        1 YEAR          5 YEAR          10 YEAR          SEPARATE
                                INCEPTION DATE                                                       ACCOUNT
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth       04/01/1999         N/A            N/A              N/A             21.44%
Focus Fund
-------------------------------------------------------------------------------------------------------------------
Mercury V.I. U.S. Large Cap Fund  04/30/1999         N/A            N/A              N/A              9.81%
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation   04/01/1999         N/A            N/A              N/A             -6.94%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund          04/01/1999         N/A            N/A              N/A             -9.13%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth      04/01/1999         N/A            N/A              N/A             43.79%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small       04/01/1999         N/A            N/A              N/A             61.73%
Capitalization Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund        04/01/1999         N/A            N/A              N/A             32.45%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income      04/01/1999         N/A            N/A              N/A             -2.64%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds International      04/01/1999         N/A            N/A              N/A             50.90%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds New World Fund     04/01/1999         N/A            N/A              N/A              7.46%
-------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund         04/01/1999         N/A            N/A              N/A             -12.13%
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund           04/01/1999         N/A            N/A              N/A             82.62%
-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                   SEPARATE                                                    SINCE INCEPTION OF
          SUB-ACCOUNT               ACCOUNT        1 YEAR          5 YEAR          10 YEAR          SEPARATE
                                INCEPTION DATE                                                       ACCOUNT
-------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income         07/01/1999         N/A            N/A              N/A             -8.11%
Securities Fund (FORMERLY
FRANKLIN STRATEGIC INCOME FUND)
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund    04/01/1999         N/A            N/A              N/A             -7.39%
-------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series  04/01/1999         N/A            N/A              N/A             29.20%
-------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series        04/01/1999         N/A            N/A              N/A             57.45%
-------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series          05/03/1999         N/A            N/A              N/A             12.69%
-------------------------------------------------------------------------------------------------------------------
MFS Growth Series                 05/03/1999         N/A            N/A              N/A             28.71%
-------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series     04/01/1999         N/A            N/A              N/A             -5.62%
-------------------------------------------------------------------------------------------------------------------
MFS High Income Series            04/01/1999         N/A            N/A              N/A             -9.71%
-------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series          04/01/1999         N/A            N/A              N/A             62.97%
-------------------------------------------------------------------------------------------------------------------
MFS Total Return Series           04/01/1999         N/A            N/A              N/A             -7.91%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund     04/01/1999         N/A            N/A              N/A             -0.62%
-------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund     04/01/1999         N/A            N/A              N/A              8.85%
(FORMERLY TEMPLETON ASSET
ALLOCATION FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets      04/01/1999         N/A            N/A              N/A             29.13%
Securities Fund (FORMERLY
TEMPLETON DEVELOPING MARKETS
EQUITY FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities       04/01/1999         N/A            N/A              N/A              8.69%
Fund (FORMERLY TEMPLETON GLOBAL
GROWTH FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton International           04/01/1999         N/A            N/A              N/A             10.25%
Securities Fund (FORMERLY
TEMPLETON INTERNATIONAL FUND)
-------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. The following are the non-standardized annualized total return quotations for the Sub-Accounts.

         NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
            INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                FUND INCEPTION                                                 SINCE INCEPTION OF
          SUB-ACCOUNT                DATE          1 YEAR          5 YEAR          10 YEAR            FUND
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth       06/05/1998       36.76%           N/A              N/A             27.65%
Focus Fund
-------------------------------------------------------------------------------------------------------------------
Mercury V.I. U.S. Large Cap Fund  04/30/1999         N/A            N/A              N/A             19.81%
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation   08/01/1989        5.43%          15.08%          10.31%              N/A
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund          01/02/1996        1.13%           N/A              N/A              4.03%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth      04/30/1997       67.31%           N/A              N/A             36.14%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small       04/30/1998       88.71%           N/A              N/A             47.54%
Capitalization Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund        02/08/1984       55.09%          31.07%          19.36%              N/A
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income      02/08/1984        9.65%          19.27%          12.74%              N/A
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds International      05/01/1990       73.53%          23.25%            N/A             14.84%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds New World Fund     06/17/1999         N/A            N/A              N/A             17.46%
-------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund         01/24/1989       -7.66%          6.47%            7.48               N/A
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund           11/01/1995       93.63%           N/A              N/A             28.51%
-------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income         07/01/1999         N/A            N/A              N/A              1.89%
Securities Fund (FORMERLY
FRANKLIN STRATEGIC INCOME FUND)
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                FUND INCEPTION                                                 SINCE INCEPTION OF
          SUB-ACCOUNT                DATE          1 YEAR          5 YEAR          10 YEAR            FUND
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund    06/30/1980        3.44%          3.82%            3.64%              N/A
-------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series  08/14/1996       45.39%           N/A              N/A             30.40%
-------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series        07/24/1995       74.26%           N/A              N/A             34.51%
-------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series          05/03/1999         N/A            N/A              N/A             22.69%
-------------------------------------------------------------------------------------------------------------------
MFS Growth Series                 05/03/1999         N/A            N/A              N/A             38.71%
-------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series     10/09/1995        5.20%           N/A              N/A             19.43%
-------------------------------------------------------------------------------------------------------------------
MFS High Income Series            07/26/1995        4.96%           N/A              N/A              6.73%
-------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series          05/01/1998       71.00%           N/A              N/A             38.94%
-------------------------------------------------------------------------------------------------------------------
MFS Total Return Series           01/03/1995        1.62%           N/A              N/A             13.80%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund     11/01/1996       12.01%           N/A              N/A              9.31%
-------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund     08/24/1988       21.93%          15.50%          11.53%              N/A
(FORMERLY TEMPLETON ASSET
ALLOCATION FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets      03/15/1994       52.49%          5.23%             N/A              3.49%
Securities Fund (FORMERLY
TEMPLETON DEVELOPING MARKETS
EQUITY FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities       03/15/1994       19.16%          13.77%            N/A             12.15%
Fund (FORMERLY TEMPLETON GLOBAL
GROWTH FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton International           05/01/1992       21.52%          15.40%            N/A             13.64%
Securities Fund (FORMERLY
TEMPLETON INTERNATIONAL FUND)
-------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL
Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL

Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (Hartford Money Market HLS, American Funds Asset Allocation, American Funds Bond, American Funds Global Growth, American Funds Global Small Capitalization, American Funds Growth, American Funds Growth-Income, American Funds International, American Funds New World, Franklin Real Estate Securities, Franklin Small Cap, Mutual Shares Securities, Franklin Strategic Income Investments, MFS Capital Opportunities, MFS Emerging Growth, MFS Global Equity, MFS Growth, MFS Growth with Income, MFS High Income, MFS New Discovery, MFS Total Return, Templeton Asset Allocation, Templeton International, Templeton Developing Markets Equity, and Templeton Global Growth sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the period presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the period presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 4,834,594
      Cost $4,834,594
      Market Value..............     $4,834,594          --                --                --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 750,527
      Cost $11,826,994
      Market Value..............        --           $11,302,929           --                --
    Bond Fund
      Shares 403,982
      Cost $3,967,969
      Market Value..............        --               --             $3,934,782           --
    Global Growth Fund
      Shares 577,199
      Cost $10,475,370
      Market Value..............        --               --                --            $12,357,820
    Global Small Capitalization
     Fund
      Shares 467,904
      Cost $7,471,027
      Market Value..............        --               --                --                --
    Growth Fund
      Shares 714,974
      Cost $49,188,239
      Market Value..............        --               --                --                --
    Growth-Income Fund
      Shares 1,508,680
      Cost $55,632,088
      Market Value..............        --               --                --                --
    International Fund
      Shares 635,091
      Cost $14,985,288
      Market Value..............        --               --                --                --
    New World Fund
      Shares 409,985
      Cost $4,245,642
      Market Value..............        --               --                --                --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 26,404
      Cost $388,845
      Market Value..............        --               --                --                --
    Small Cap Fund
      Shares 128,525
      Cost $2,708,869
      Market Value..............        --               --                --                --
    Mutual Shares Securities
     Fund
      Shares 290,756
      Cost $3,811,532
      Market Value..............        --               --                --                --
    Investments in the Templeton
     Variable Products Series
     Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 90,218
      Cost $902,687
      Market Value..............        --               --                --                --
  Due from Hartford Life and
   Annuity Insurance Company....        --               108,667             5,554           122,562
  Receivable for fund shares
   sold.........................          8,193          --                --                --
                                     ----------      -----------        ----------       -----------
  Total Assets..................      4,842,787       11,411,596         3,940,336        12,480,382
                                     ----------      -----------        ----------       -----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....          8,112          --                --                --
  Payable for fund shares
   purchased....................        --               108,673             5,555           122,564
                                     ----------      -----------        ----------       -----------
  Total Liabilities.............          8,112          108,673             5,555           122,564
                                     ----------      -----------        ----------       -----------
  Net Assets (variable annuity
   contract liabilities)........     $4,834,675      $11,302,923        $3,934,781       $12,357,818
                                     ==========      ===========        ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-2
               -------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 4,834,594
      Cost $4,834,594
      Market Value..............      --               --               --               --               --             --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 750,527
      Cost $11,826,994
      Market Value..............      --               --               --               --               --             --
    Bond Fund
      Shares 403,982
      Cost $3,967,969
      Market Value..............      --               --               --               --               --             --
    Global Growth Fund
      Shares 577,199
      Cost $10,475,370
      Market Value..............      --               --               --               --               --             --
    Global Small Capitalization
     Fund
      Shares 467,904
      Cost $7,471,027
      Market Value..............  $ 8,122,818          --               --               --               --             --
    Growth Fund
      Shares 714,974
      Cost $49,188,239
      Market Value..............      --           $50,455,740          --               --               --             --
    Growth-Income Fund
      Shares 1,508,680
      Cost $55,632,088
      Market Value..............      --               --           $49,892,033          --               --             --
    International Fund
      Shares 635,091
      Cost $14,985,288
      Market Value..............      --               --               --           $16,975,973          --             --
    New World Fund
      Shares 409,985
      Cost $4,245,642
      Market Value..............      --               --               --               --            $4,825,525        --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 26,404
      Cost $388,845
      Market Value..............      --               --               --               --               --           $392,897
    Small Cap Fund
      Shares 128,525
      Cost $2,708,869
      Market Value..............      --               --               --               --               --             --
    Mutual Shares Securities
     Fund
      Shares 290,756
      Cost $3,811,532
      Market Value..............      --               --               --               --               --             --
    Investments in the Templeton
     Variable Products Series
     Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 90,218
      Cost $902,687
      Market Value..............      --               --               --               --               --             --
  Due from Hartford Life and
   Annuity Insurance Company....       83,195          705,288          325,330          561,199           13,833        --
  Receivable for fund shares
   sold.........................      --               --               --               --               --             --
                                  -----------      -----------      -----------      -----------       ----------      --------
  Total Assets..................    8,206,013       51,161,028       50,217,363       17,537,172        4,839,358       392,897
                                  -----------      -----------      -----------      -----------       ----------      --------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      --               --               --               --               --                 30
  Payable for fund shares
   purchased....................       83,194          705,279          325,325          561,200           13,833        --
                                  -----------      -----------      -----------      -----------       ----------      --------
  Total Liabilities.............       83,194          705,279          325,325          561,200           13,833            30
                                  -----------      -----------      -----------      -----------       ----------      --------
  Net Assets (variable annuity
   contract liabilities)........  $ 8,122,819      $50,455,749      $49,892,038      $16,975,972       $4,825,525      $392,867
                                  ===========      ===========      ===========      ===========       ==========      ========

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 4,834,594
      Cost $4,834,594
      Market Value..............      --            --               --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 750,527
      Cost $11,826,994
      Market Value..............      --            --               --
    Bond Fund
      Shares 403,982
      Cost $3,967,969
      Market Value..............      --            --               --
    Global Growth Fund
      Shares 577,199
      Cost $10,475,370
      Market Value..............      --            --               --
    Global Small Capitalization
     Fund
      Shares 467,904
      Cost $7,471,027
      Market Value..............      --            --               --
    Growth Fund
      Shares 714,974
      Cost $49,188,239
      Market Value..............      --            --               --
    Growth-Income Fund
      Shares 1,508,680
      Cost $55,632,088
      Market Value..............      --            --               --
    International Fund
      Shares 635,091
      Cost $14,985,288
      Market Value..............      --            --               --
    New World Fund
      Shares 409,985
      Cost $4,245,642
      Market Value..............      --            --               --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 26,404
      Cost $388,845
      Market Value..............      --            --               --
    Small Cap Fund
      Shares 128,525
      Cost $2,708,869
      Market Value..............  $3,443,182        --               --
    Mutual Shares Securities
     Fund
      Shares 290,756
      Cost $3,811,532
      Market Value..............      --         $3,852,516          --
    Investments in the Templeton
     Variable Products Series
     Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 90,218
      Cost $902,687
      Market Value..............      --            --               $898,571
  Due from Hartford Life and
   Annuity Insurance Company....      --             20,083          --
  Receivable for fund shares
   sold.........................      64,584        --               --
                                  ----------     ----------          --------
  Total Assets..................   3,507,766      3,872,599           898,571
                                  ----------     ----------          --------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      64,586        --                     37
  Payable for fund shares
   purchased....................      --             20,083          --
                                  ----------     ----------          --------
  Total Liabilities.............      64,586         20,083                37
                                  ----------     ----------          --------
  Net Assets (variable annuity
   contract liabilities)........  $3,443,180     $3,852,516          $898,534
                                  ==========     ==========          ========

            -------------------------------------------------  SA-3
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Captial Opportunities Series
      Shares 265,821
      Cost $4,927,430
      Market Value..............     $5,776,295           --                --               --
    Emerging Growth Series
      Shares 270,260
      Cost $7,633,757
      Market Value..............        --             $10,253,678          --               --
    Global Equity Series
      Shares 23,361
      Cost $257,939
      Market Value..............        --                --              $281,497           --
    Growth Series
      Shares 748,472
      Cost $9,051,819
      Market Value..............        --                --                --           $10,441,189
    Growth with Income Series
      Shares 458,720
      Cost $9,293,484
      Market Value..............        --                --                --               --
    High Income Series
      Shares 164,933
      Cost $1,866,207
      Market Value..............        --                --                --               --
    New Discovery Series
      Shares 109,051
      Cost $1,543,273
      Market Value..............        --                --                --               --
    Total Return Series
      Shares 155,736
      Cost $2,740,072
      Market Value..............        --                --                --               --
    Investments in the Templeton
     Variable Products Series
     Fund:
      Templeton Asset Allocation
       Fund
        Shares 43,631
        Cost $946,759
        Market Value............        --                --                --               --
      Templeton International
       Fund
        Shares 95,280
        Cost $1,910,697
      Market Value..............        --                --                --               --
    Investments in the Franklin
     Templeton Variable
     Insurance Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 97,163
      Cost $890,346
      Market Value..............        --                --                --               --
    Templeton Global Growth Fund
      Shares 141,277
      Cost $2,054,554
      Market Value..............        --                --                --               --
    Due from Hartford Life and
     Annuity Insurance
     Company....................        129,008            220,700             206            97,731
    Receivable for fund shares
     sold.......................        --                --                --               --
                                     ----------        -----------        --------       -----------
    Total Assets................      5,905,303         10,474,378         281,703        10,538,920
                                     ----------        -----------        --------       -----------
LIABILITIES:
    Due to Hartford Life and
     Annuity Insurance
     Company....................        --                --                --               --
    Payable for fund shares
     purchased..................        128,996            220,693             206            97,730
                                     ----------        -----------        --------       -----------
    Total Liabilities...........        128,996            220,693             206            97,730
                                     ----------        -----------        --------       -----------
    Net Assets (variable annuity
     contract liabilities)......     $5,776,307        $10,253,685        $281,497       $10,441,190
                                     ==========        ===========        ========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-4
               -------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Captial Opportunities Series
      Shares 265,821
      Cost $4,927,430
      Market Value..............     --            --            --            --             --            --
    Emerging Growth Series
      Shares 270,260
      Cost $7,633,757
      Market Value..............     --            --            --            --             --            --
    Global Equity Series
      Shares 23,361
      Cost $257,939
      Market Value..............     --            --            --            --             --            --
    Growth Series
      Shares 748,472
      Cost $9,051,819
      Market Value..............     --            --            --            --             --            --
    Growth with Income Series
      Shares 458,720
      Cost $9,293,484
      Market Value.............. $9,775,327        --            --            --             --            --
    High Income Series
      Shares 164,933
      Cost $1,866,207
      Market Value..............     --        $1,895,083        --            --             --            --
    New Discovery Series
      Shares 109,051
      Cost $1,543,273
      Market Value..............     --            --        $1,883,312        --             --            --
    Total Return Series
      Shares 155,736
      Cost $2,740,072
      Market Value..............     --            --            --         $2,764,321        --            --
    Investments in the Templeton
     Variable Products Series
     Fund:
      Templeton Asset Allocation
       Fund
        Shares 43,631
        Cost $946,759
        Market Value............     --            --            --            --         $1,015,298        --
      Templeton International
       Fund
        Shares 95,280
        Cost $1,910,697
      Market Value..............     --            --            --            --             --         $2,108,545
    Investments in the Franklin
     Templeton Variable
     Insurance Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 97,163
      Cost $890,346
      Market Value..............     --            --            --            --             --            --
    Templeton Global Growth Fund
      Shares 141,277
      Cost $2,054,554
      Market Value..............     --            --            --            --             --            --
    Due from Hartford Life and
     Annuity Insurance
     Company....................     45,162        11,772         9,698         17,626        10,057         16,229
    Receivable for fund shares
     sold.......................     --            --            --            --             --            --
                                 ----------    ----------    ----------     ----------    ----------     ----------
    Total Assets................  9,820,489     1,906,855     1,893,010      2,781,947     1,025,355      2,124,774
                                 ----------    ----------    ----------     ----------    ----------     ----------
LIABILITIES:
    Due to Hartford Life and
     Annuity Insurance
     Company....................     --            --            --            --             --            --
    Payable for fund shares
     purchased..................     45,165        11,772         9,698         17,625        10,058         16,230
                                 ----------    ----------    ----------     ----------    ----------     ----------
    Total Liabilities...........     45,165        11,772         9,698         17,625        10,058         16,230
                                 ----------    ----------    ----------     ----------    ----------     ----------
    Net Assets (variable annuity
     contract liabilities)...... $9,775,324    $1,895,083    $1,883,312     $2,764,322    $1,015,297     $2,108,544
                                 ==========    ==========    ==========     ==========    ==========     ==========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Captial Opportunities Series
      Shares 265,821
      Cost $4,927,430
      Market Value..............       --              --
    Emerging Growth Series
      Shares 270,260
      Cost $7,633,757
      Market Value..............       --              --
    Global Equity Series
      Shares 23,361
      Cost $257,939
      Market Value..............       --              --
    Growth Series
      Shares 748,472
      Cost $9,051,819
      Market Value..............       --              --
    Growth with Income Series
      Shares 458,720
      Cost $9,293,484
      Market Value..............       --              --
    High Income Series
      Shares 164,933
      Cost $1,866,207
      Market Value..............       --              --
    New Discovery Series
      Shares 109,051
      Cost $1,543,273
      Market Value..............       --              --
    Total Return Series
      Shares 155,736
      Cost $2,740,072
      Market Value..............       --              --
    Investments in the Templeton
     Variable Products Series
     Fund:
      Templeton Asset Allocation
       Fund
        Shares 43,631
        Cost $946,759
        Market Value............       --              --
      Templeton International
       Fund
        Shares 95,280
        Cost $1,910,697
      Market Value..............       --              --
    Investments in the Franklin
     Templeton Variable
     Insurance Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 97,163
      Cost $890,346
      Market Value..............    $1,019,242         --
    Templeton Global Growth Fund
      Shares 141,277
      Cost $2,054,554
      Market Value..............       --           $2,203,925
    Due from Hartford Life and
     Annuity Insurance
     Company....................        25,971         --
    Receivable for fund shares
     sold.......................       --              --
                                    ----------      ----------
    Total Assets................     1,045,213       2,203,925
                                    ----------      ----------
LIABILITIES:
    Due to Hartford Life and
     Annuity Insurance
     Company....................       --                   87
    Payable for fund shares
     purchased..................        25,972         --
                                    ----------      ----------
    Total Liabilities...........        25,972              87
                                    ----------      ----------
    Net Assets (variable annuity
     contract liabilities)......    $1,019,241      $2,203,838
                                    ==========      ==========

            -------------------------------------------------  SA-5
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Hartford Money Market HLS Fund
   1.5%............................    2,074,158   $ 1.016961  $  2,109,338
  Hartford Money Market HLS Fund
   1.65%...........................       71,247     1.016589        72,429
  Hartford Money Market HLS Fund
   1.4%............................      764,248     1.017478       777,606
  Hartford Money Market HLS Fund
   .80%............................      206,879     1.009271       208,797
  Hartford Money Market HLS Fund
   1.25%...........................    1,636,654     1.018239     1,666,505
  Asset Allocation Fund 1.5%.......       87,462     9.763857       853,968
  Asset Allocation Fund 1.65%......          375     9.760205         3,662
  Asset Allocation Fund 1.25%......      876,015     9.776112     8,564,018
  Asset Allocation Fund 1.4%.......      175,200     9.768759     1,711,489
  Asset Allocation Fund .80%.......       15,779    10.542607       166,355
  Asset Allocation Fund .95%.......          326    10.539231         3,431
  Bond Funds 1.5%..................       52,995    10.093283       534,893
  Bond Funds 1.65%.................          296    10.089521         2,985
  Bond Funds 1.25%.................      260,877    10.105950     2,636,406
  Bond Funds 1.4%..................       74,247    10.098350       749,774
  Bond Funds .80%..................        1,050    10.215146        10,723
  Global Growth Fund 1.5%..........      104,986    13.962993     1,465,922
  Global Growth Fund 1.65%.........           67    13.957799           935
  Global Growth Fund 1.25%.........      642,755    13.980455     8,986,014
  Global Growth Fund 1.4%..........      121,545    13.969976     1,697,976
  Global Growth Fund .80%..........       14,192    13.738117       194,966
  Global Growth Fund .95%..........          874    13.733732        12,005
  Global Small Capitalization Fund
   1.5%............................       83,214    13.767193     1,145,626
  Global Small Capitalization Fund
   1.65%...........................          203    13.762055         2,798
  Global Small Capitalization Fund
   1.25%...........................      405,681    13.784415     5,592,081
  Global Small Capitalization Fund
   1.4%............................       96,623    13.774075     1,330,898
  Global Small Capitalization Fund
   .80%............................        3,875    12.864359        49,845
  Global Small Capitalization Fund
   .95%............................          122    12.860263         1,571
  Growth Fund 1.5%.................      249,621    12.502121     3,120,797
  Growth Fund 1.65%................          896    12.497460        11,193
  Growth Fund 1.25%................    3,037,420    12.517781    38,021,763
  Growth Fund 1.4%.................      669,105    12.508384     8,369,423
  Growth Fund .80%.................       68,214    12.865591       877,609
  Growth Fund .95%.................        4,274    12.861482        54,964
  Growth-Income Fund 1.5%..........      420,107     9.579464     4,024,401
  Growth-Income Fund 1.65%.........        1,108     9.575882        10,606
  Growth-Income Fund 1.25%.........    3,467,764     9.591485    33,261,005
  Growth-Income Fund 1.4%..........    1,221,950     9.584268    11,711,494
  Growth-Income Fund .80%..........       73,889    10.667962       788,243
  Growth-Income Fund .95%..........        9,029    10.664545        96,289
  International Fund 1.5%..........      173,580    14.644814     2,542,043
  International Fund 1.65%.........          265    14.639368         3,885
  International Fund 1.25%.........      763,939    14.663115    11,201,728
  International Fund 1.4%..........      211,632    14.652129     3,100,853
  International Fund .80%..........        6,859    13.799473        94,647
  International Fund .95%..........        2,379    13.795072        32,816
  New World Fund 1.5%..............       34,388    11.644005       400,413
  New World Fund 1.25%.............      318,002    11.658593     3,707,459
  New World Fund 1.4%..............       43,228    11.649838       503,596
  New World Fund .80%..............       13,865    12.227288       169,536
  New World Fund .95%..............        3,642    12.223385        44,521
  Real Estate Securities Fund
   1.4%............................        8,001     8.834957        70,687
  Real Estate Securities Fund
   1.5%............................          556     8.830523         4,914
  Real Estate Securities Fund
   1.25%...........................       35,883     8.841604       317,266
  Small Cap Fund 1.65%.............           68    16.630728         1,129
  Small Cap Fund 1.4%..............       55,787    16.645221       928,593
  Small Cap Fund .80%..............        3,281    15.792122        51,819

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-6
               -------------------------------------------------

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Small Cap Fund 1.25%.............      127,349   $16.657685  $  2,121,333
  Small Cap Fund 1.5%..............       20,455    16.636909       340,306
  Mutual Shares Securities Fund
   1.5%............................       37,456     9.783931       366,469
  Mutual Shares Securities Fund
   1.4%............................       58,310     9.788843       570,787
  Mutual Shares Securities Fund
   .80%............................          878    10.820902         9,501
  Mutual Shares Securities Fund
   1.25%...........................      296,621     9.796213     2,905,759
  Franklin Strategic Income
   Investments Fund 1.5%...........       18,907    10.176193       192,402
  Franklin Strategic Income
   Investments Fund 1.4%...........       25,087    10.181293       255,423
  Franklin Strategic Income
   Investments Fund 1.25%..........       44,235    10.188959       450,709
  Capital Opportunities Series
   1.5%............................       26,869    12.203397       327,891
  Capital Opportunities Series
   1.65%...........................          613    12.198850         7,476
  Capital Opportunities Series
   1.4%............................      115,379    12.209515     1,408,719
  Capital Opportunities Series
   .80%............................        9,747    12.923763       125,969
  Capital Opportunities Series
   .95%............................          251    12.919637         3,244
  Capital Opportunities Series
   1.25%...........................      315,840    12.218688     3,859,154
  Emerging Growth Series 1.5%......       48,459    15.402545       746,394
  Emerging Growth Series 1.65%.....          216    15.396821         3,324
  Emerging Growth Series 1.4%......       97,184    15.410232     1,497,633
  Emerging Growth Series .80%......        6,126    15.486126        94,865
  Emerging Growth Series 1.25%.....      510,071    15.421795     7,866,218
  Global Equity Series 1.5%........        3,841    11.585770        44,498
  Global Equity Series 1.4%........        5,874    11.591574        68,094
  Global Equity Series 1.25%.......       14,560    11.600282       168,905
  Growth Series 1.5%...............       48,051    12.001263       576,670
  Growth Series 1.65%..............          178    11.996788         2,141
  Growth Series 1.4%...............      206,422    12.007270     2,478,566
  Growth Series .80%...............        6,787    12.475323        84,672
  Growth Series .95%...............          127    12.471334         1,581
  Growth Series 1.25%..............      603,672    12.016294     7,253,905
  Growth with Income Series 1.5%...       57,782     9.950259       574,945
  Growth with Income Series 1.4%...      260,156     9.955242     2,589,914
  Growth with Income Series .80%...       24,789    11.140286       276,154
  Growth with Income Series .95%...          682    11.136718         7,596
  Growth with Income Series
   1.25%...........................      635,038     9.962740     6,326,715
  High Income Series 1.5%..........       18,321    10.039968       183,942
  High Income Series 1.65%.........          199    10.036216         1,993
  High Income Series 1.4%..........       38,888    10.044992       390,628
  High Income Series .80%..........        4,284    10.256453        43,934
  High Income Series 1.25%.........      126,792    10.052557     1,274,586
  New Discovery Series 1.5%........       18,944    14.318332       271,245
  New Discovery Series 1.4%........       34,123    14.325485       488,834
  New Discovery Series .80%........        2,276    15.447904        35,156
  New Discovery Series 1.25%.......       75,897    14.336247     1,088,077
  Total Return Series 1.5%.........       27,654     9.688322       267,922
  Total Return Series 1.65%........          512     9.684701         4,956
  Total Return Series 1.4%.........       52,252     9.693183       506,484
  Total Return Series .80%.........       10,142    10.346954       104,938
  Total Return Series 1.25%........      193,807     9.700481     1,880,022
  Templeton Asset Allocation Fund
   1.5%............................        5,725    10.855332        62,148
  Templeton Asset Allocation Fund
   1.4%............................       12,669    10.860766       137,594
  Templeton Asset Allocation Fund
   .80%............................        2,261    11.197144        25,315
  Templeton Asset Allocation Fund
   1.25%...........................       72,706    10.868937       790,240
  Templeton International Fund
   1.5%............................       78,674    10.946563       861,205
  Templeton International Fund
   1.65%...........................           97    10.942481         1,058
  Templeton International Fund
   1.4%............................       15,020    10.952050       164,501
  Templeton International Fund
   .80%............................           83    11.343193           937
  Templeton International Fund
   1.25%...........................       83,869    10.960275       919,230
  Templeton Developing Markets
   Equity Fund 1.5%................       17,367    11.108629       192,923

            -------------------------------------------------  SA-7
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Templeton Developing Markets
   Equity Fund 1.4%................       15,369    11.114200       170,818
  Templeton Developing Markets
   Equity Fund .80%................        2,331    12.735770        29,681
  Templeton Developing Markets
   Equity Fund 1.25%...............       56,266    11.122555       625,819
  Templeton Global Growth Fund
   1.5%............................       33,037    10.605862       350,387
  Templeton Global Growth Fund
   1.4%............................       18,982    10.611177       201,425
  Templeton Global Growth Fund
   .80%............................        1,356    11.265124        15,279
  Templeton Global Growth Fund
   1.25%...........................      154,132    10.619149     1,636,747
                                                               ------------
  SUB-TOTAL INDIVIDUAL.............                             220,412,664
                                                               ------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Capital Opportunities............        3,589    12.218688        43,854
  Emerging Growth..................        2,934    15.421795        45,251
  Growth...........................        3,633    12.016294        43,655
  Templeton International Fund.....       14,745    10.960275       161,613
                                                               ------------
  SUB-TOTAL........................                                 294,373
                                                               ------------
GRAND TOTAL:.......................                            $220,707,037
                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-8
               -------------------------------------------------

                 (This page has been left blank intentionally.)

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends.....................      $ 46,468        $ 107,085          $ 70,666         $   48,518
EXPENSES:
  Mortality and expense
   undertakings.................       (12,396)         (24,079)           (7,701)           (21,470)
                                      --------        ---------          --------         ----------
    Net investment income
     (loss).....................        34,072           83,006            62,965             27,048
                                      --------        ---------          --------         ----------
CAPITAL GAINS INCOME............             2          625,352           --                 432,861
                                      --------        ---------          --------         ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........        --                 (693)               80              4,145
  Net unrealized (depreciation)
   appreciation of investments
   during the period............        --             (524,065)          (33,186)         1,882,450
                                      --------        ---------          --------         ----------
    Net (loss) gain on
     investments................        --             (524,758)          (33,106)         1,886,595
                                      --------        ---------          --------         ----------
    Net increase in net assets
     resulting from
     operations.................      $ 34,074        $ 183,600          $ 29,859         $2,346,504
                                      ========        =========          ========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-10
               -------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
INVESTMENT INCOME:
  Dividends.....................   $  --            $  --           $   217,556       $   50,483        $ 16,169        $  247
EXPENSES:
  Mortality and expense
   undertakings.................      (17,908)         (84,203)        (107,465)         (29,283)        (13,461)         (870)
                                   ----------       ----------      -----------       ----------        --------        ------
    Net investment income
     (loss).....................      (17,908)         (84,203)         110,091           21,200           2,708          (623)
                                   ----------       ----------      -----------       ----------        --------        ------
CAPITAL GAINS INCOME............      620,472        5,334,235        7,081,509        1,256,215           1,824           343
                                   ----------       ----------      -----------       ----------        --------        ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........        1,272            1,809               52            1,316            (210)            3
  Net unrealized (depreciation)
   appreciation of investments
   during the period............      651,790        1,267,501       (5,740,055)       1,990,685         579,884         4,051
                                   ----------       ----------      -----------       ----------        --------        ------
    Net (loss) gain on
     investments................      653,062        1,269,310       (5,740,003)       1,992,001         579,674         4,054
                                   ----------       ----------      -----------       ----------        --------        ------
    Net increase in net assets
     resulting from
     operations.................   $1,255,626       $6,519,342      $ 1,451,597       $3,269,416        $584,206        $3,774
                                   ==========       ==========      ===========       ==========        ========        ======

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
INVESTMENT INCOME:
  Dividends.....................    $     24       $33,504           $ 23,286
EXPENSES:
  Mortality and expense
   undertakings.................      (4,718)      (12,650)            (1,838)
                                    --------       -------           --------
    Net investment income
     (loss).....................      (4,694)       20,854             21,448
                                    --------       -------           --------
CAPITAL GAINS INCOME............           3        --               --
                                    --------       -------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........       1,333            27                  8
  Net unrealized (depreciation)
   appreciation of investments
   during the period............     734,313        40,984             (4,116)
                                    --------       -------           --------
    Net (loss) gain on
     investments................     735,646        41,011             (4,108)
                                    --------       -------           --------
    Net increase in net assets
     resulting from
     operations.................    $730,955       $61,865           $ 17,340
                                    ========       =======           ========

            ------------------------------------------------- SA-11
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
INVESTMENT INCOME:
  Dividends.....................      $ --             $  --               $   342       $   15,377
EXPENSES:
  Mortality and expense
   undertakings.................       (10,787)           (18,890)            (556)         (26,124)
                                      --------         ----------          -------       ----------
    Net investment (loss).......       (10,787)           (18,890)            (214)         (10,747)
                                      --------         ----------          -------       ----------
CAPITAL GAINS INCOME............        --                --                 6,678           20,089
                                      --------         ----------          -------       ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........          (178)            14,860               21              699
  Net unrealized appreciation of
   investments during the
   period.......................       848,865          2,619,921           23,558        1,389,371
                                      --------         ----------          -------       ----------
    Net gain on investments.....       848,687          2,634,781           23,579        1,390,070
                                      --------         ----------          -------       ----------
    Net increase in net assets
     resulting from
     operations.................      $837,900         $2,615,891          $30,043       $1,399,412
                                      ========         ==========          =======       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-12
               -------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
INVESTMENT INCOME:
  Dividends.....................  $ --           $--           $ --          $--            $--            $--
EXPENSES:
  Mortality and expense
   undertakings.................   (22,828)       (4,690)        (2,645)      (6,708)        (1,875)         (6,084)
                                  --------       -------       --------      -------        -------        --------
    Net investment (loss).......   (22,828)       (4,690)        (2,645)      (6,708)        (1,875)         (6,084)
                                  --------       -------       --------      -------        -------        --------
CAPITAL GAINS INCOME............    --            --             30,240       --             --             --
                                  --------       -------       --------      -------        -------        --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........       710            28            346         (779)            28           4,720
  Net unrealized appreciation of
   investments during the
   period.......................   481,842        28,875        340,039       24,249         68,538         197,847
                                  --------       -------       --------      -------        -------        --------
    Net gain on investments.....   482,552        28,903        340,385       23,470         68,566         202,567
                                  --------       -------       --------      -------        -------        --------
    Net increase in net assets
     resulting from
     operations.................  $459,724       $24,213       $367,980      $16,762        $66,691        $196,483
                                  ========       =======       ========      =======        =======        ========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
INVESTMENT INCOME:
  Dividends.....................     $    280         $  2,556
EXPENSES:
  Mortality and expense
   undertakings.................       (1,763)          (5,111)
                                     --------         --------
    Net investment (loss).......       (1,483)          (2,555)
                                     --------         --------
CAPITAL GAINS INCOME............      --                12,366
                                     --------         --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........          219               44
  Net unrealized appreciation of
   investments during the
   period.......................      128,896          149,371
                                     --------         --------
    Net gain on investments.....      129,115          149,415
                                     --------         --------
    Net increase in net assets
     resulting from
     operations.................     $127,632         $159,226
                                     ========         ========

            ------------------------------------------------- SA-13
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
OPERATIONS:
  Net investment income
   (loss).......................     $   34,072      $    83,006        $   62,965       $    27,048
  Capital gains income..........              2          625,352           --                432,861
  Net realized (loss) gain on
   security transactions........        --                  (693)               80             4,145
  Net unrealized (depreciation)
   appreciation of investments
   during the period............        --              (524,065)          (33,186)        1,882,450
                                     ----------      -----------        ----------       -----------
  Net increase in net assets
   resulting from operations....         34,074          183,600            29,859         2,346,504
                                     ----------      -----------        ----------       -----------
UNIT TRANSACTIONS:
  Purchases.....................      7,967,520        7,618,821         2,124,047         6,076,761
  Net transfers.................     (3,055,671)       3,527,799         1,800,607         3,965,843
  Surrenders for benefit
   payments and fees............       (111,248)         (27,297)          (19,732)          (31,290)
  Net annuity transactions......        --               --                --                --
                                     ----------      -----------        ----------       -----------
  Net increase in net assets
   resulting from unit
   transactions.................      4,800,601       11,119,323         3,904,922        10,011,314
                                     ----------      -----------        ----------       -----------
  Net increase in net assets....      4,834,675       11,302,923         3,934,781        12,357,818
NET ASSETS:
  Beginning of period...........        --               --                --                --
                                     ----------      -----------        ----------       -----------
  End of period.................     $4,834,675      $11,302,923        $3,934,781       $12,357,818
                                     ==========      ===========        ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-14
               -------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
OPERATIONS:
  Net investment income
   (loss).......................   $  (17,908)     $   (84,203)     $   110,091      $    21,200       $    2,708      $   (623)
  Capital gains income..........      620,472        5,334,235        7,081,509        1,256,215            1,824           343
  Net realized (loss) gain on
   security transactions........        1,272            1,809               52            1,316             (210)            3
  Net unrealized (depreciation)
   appreciation of investments
   during the period............      651,790        1,267,501       (5,740,055)       1,990,685          579,884         4,051
                                   ----------      -----------      -----------      -----------       ----------      --------
  Net increase in net assets
   resulting from operations....    1,255,626        6,519,342        1,451,597        3,269,416          584,206         3,774
                                   ----------      -----------      -----------      -----------       ----------      --------
UNIT TRANSACTIONS:
  Purchases.....................    4,912,426       29,873,970       30,646,309        9,369,647        3,017,760       198,158
  Net transfers.................    2,009,812       14,242,350       17,985,180        4,406,012        1,232,526       194,010
  Surrenders for benefit
   payments and fees............      (55,045)        (179,913)        (191,048)         (69,103)          (8,967)       (3,075)
  Net annuity transactions......      --               --               --               --               --             --
                                   ----------      -----------      -----------      -----------       ----------      --------
  Net increase in net assets
   resulting from unit
   transactions.................    6,867,193       43,936,407       48,440,441       13,706,556        4,241,319       389,093
                                   ----------      -----------      -----------      -----------       ----------      --------
  Net increase in net assets....    8,122,819       50,455,749       49,892,038       16,975,972        4,825,525       392,867
NET ASSETS:
  Beginning of period...........      --               --               --               --               --             --
                                   ----------      -----------      -----------      -----------       ----------      --------
  End of period.................   $8,122,819      $50,455,749      $49,892,038      $16,975,972       $4,825,525      $392,867
                                   ==========      ===========      ===========      ===========       ==========      ========

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss).......................  $   (4,694)    $   20,854          $ 21,448
  Capital gains income..........           3        --               --
  Net realized (loss) gain on
   security transactions........       1,333             27                 8
  Net unrealized (depreciation)
   appreciation of investments
   during the period............     734,313         40,984            (4,116)
                                  ----------     ----------          --------
  Net increase in net assets
   resulting from operations....     730,955         61,865            17,340
                                  ----------     ----------          --------
UNIT TRANSACTIONS:
  Purchases.....................   1,410,520      2,491,146           436,025
  Net transfers.................   1,321,166      1,310,620           449,194
  Surrenders for benefit
   payments and fees............     (19,461)       (11,115)           (4,025)
  Net annuity transactions......      --            --               --
                                  ----------     ----------          --------
  Net increase in net assets
   resulting from unit
   transactions.................   2,712,225      3,790,651           881,194
                                  ----------     ----------          --------
  Net increase in net assets....   3,443,180      3,852,516           898,534
NET ASSETS:
  Beginning of period...........      --            --               --
                                  ----------     ----------          --------
  End of period.................  $3,443,180     $3,852,516          $898,534
                                  ==========     ==========          ========

            ------------------------------------------------- SA-15
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
OPERATIONS:
  Net investment (loss).........     $  (10,787)       $   (18,890)       $   (214)      $   (10,747)
  Capital gains income..........        --                --                 6,678            20,089
  Net realized (loss) gain on
   security transactions........           (178)            14,860              21               699
  Net unrealized appreciation of
   investments during the
   period.......................        848,865          2,619,921          23,558         1,389,371
                                     ----------        -----------        --------       -----------
  Net increase in net assets
   resulting from operations....        837,900          2,615,891          30,043         1,399,412
                                     ----------        -----------        --------       -----------
UNIT TRANSACTIONS:
  Purchases.....................      3,171,521          4,835,008         158,130         6,014,916
  Net transfers.................      1,789,502          2,803,121          95,487         3,039,764
  Surrenders for benefit
   payments and fees............        (65,866)           (44,896)         (2,163)          (56,152)
  Net annuity transactions......         43,250             44,561          --                43,250
                                     ----------        -----------        --------       -----------
  Net increase in net assets
   resulting from unit
   transactions.................      4,938,407          7,637,794         251,454         9,041,778
                                     ----------        -----------        --------       -----------
  Net increase in net assets....      5,776,307         10,253,685         281,497        10,441,190
NET ASSETS:
  Beginning of period...........        --                --                --               --
                                     ----------        -----------        --------       -----------
  End of period.................     $5,776,307        $10,253,685        $281,497       $10,441,190
                                     ==========        ===========        ========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-16
               -------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
OPERATIONS:
  Net investment (loss)......... $  (22,828)   $   (4,690)   $   (2,645)    $   (6,708)   $   (1,875)    $   (6,084)
  Capital gains income..........     --            --            30,240        --             --            --
  Net realized (loss) gain on
   security transactions........        710            28           346           (779)           28          4,720
  Net unrealized appreciation of
   investments during the
   period.......................    481,842        28,875       340,039         24,249        68,538        197,847
                                 ----------    ----------    ----------     ----------    ----------     ----------
  Net increase in net assets
   resulting from operations....    459,724        24,213       367,980         16,762        66,691        196,483
                                 ----------    ----------    ----------     ----------    ----------     ----------
UNIT TRANSACTIONS:
  Purchases.....................  5,093,520     1,427,075       764,906      1,487,466       394,881        812,666
  Net transfers.................  4,249,461       455,887       752,518      1,271,385       559,125      1,116,318
  Surrenders for benefit
   payments and fees............    (27,381)      (12,092)       (2,092)       (11,291)       (5,400)      (164,889)
  Net annuity transactions......     --            --            --            --             --            147,966
                                 ----------    ----------    ----------     ----------    ----------     ----------
  Net increase in net assets
   resulting from unit
   transactions.................  9,315,600     1,870,870     1,515,332      2,747,560       948,606      1,912,061
                                 ----------    ----------    ----------     ----------    ----------     ----------
  Net increase in net assets....  9,775,324     1,895,083     1,883,312      2,764,322     1,015,297      2,108,544
NET ASSETS:
  Beginning of period...........     --            --            --            --             --            --
                                 ----------    ----------    ----------     ----------    ----------     ----------
  End of period................. $9,775,324    $1,895,083    $1,883,312     $2,764,322    $1,015,297     $2,108,544
                                 ==========    ==========    ==========     ==========    ==========     ==========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
OPERATIONS:
  Net investment (loss).........    $   (1,483)     $   (2,555)
  Capital gains income..........       --               12,366
  Net realized (loss) gain on
   security transactions........           219              44
  Net unrealized appreciation of
   investments during the
   period.......................       128,896         149,371
                                    ----------      ----------
  Net increase in net assets
   resulting from operations....       127,632         159,226
                                    ----------      ----------
UNIT TRANSACTIONS:
  Purchases.....................       485,858       1,217,309
  Net transfers.................       410,542         836,607
  Surrenders for benefit
   payments and fees............        (4,791)         (9,304)
  Net annuity transactions......       --              --
                                    ----------      ----------
  Net increase in net assets
   resulting from unit
   transactions.................       891,609       2,044,612
                                    ----------      ----------
  Net increase in net assets....     1,019,241       2,203,838
NET ASSETS:
  Beginning of period...........       --              --
                                    ----------      ----------
  End of period.................    $1,019,241      $2,203,838
                                    ==========      ==========

            ------------------------------------------------- SA-17
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Seven (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deductions and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-18 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.